File Nos. 333-90260 and 811-05618

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-4
       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            ( )
           Pre-Effective Amendment No.                                    ( )
                                            ------------

           Post-Effective Amendment No.          7                        (X)
                                            ------------
                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    ( )
           Amendment No.                        222                       (X)
                                            ------------


                        (CHECK APPROPRIATE BOX OR BOXES.)

                         ALLIANZ LIFE VARIABLE ACCOUNT B
                           (EXACT NAME OF REGISTRANT)

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                               (NAME OF DEPOSITOR)

               5701 GOLDEN HILLS DRIVE, MINNEAPOLIS, MN 55416-1297 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (763) 765-2913
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                   STEWART D. GREGG, SENIOR SECURITIES COUNSEL
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                             5701 GOLDEN HILLS DRIVE
                           MINNEAPOLIS, MN 55416-1297
                                 (763) 765-2913
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK THE APPROPRIATE
BOX):

____ immediately upon filing pursuant to paragraph (b) of Rule 485

__X__ on September 25, 2007 pursuant to paragraph (b) of Rule 485

____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

____ on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING:

____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

APPROXIMATE DATE OF THE PROPOSED PUBLIC OFFERING:
September 25, 2007

TITLES OF SECURITIES BEING REGISTERED:
Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

                                   PART A

PART A IS INCORPORATED BY REFERENCE FROM POST-EFFECTIVE AMENDMENT NO. 6 TO REGISTRANT'S FORM N-4, FILED ELECTRONICALLY ON APRIL 23, 2007



   SUPPLEMENT DATED SEPTEMBER 25, 2007 TO THE PROSPECTUS DATED MAY 1, 2007 OF:

                      ALLIANZ REWARDS(TM) VARIABLE ANNUITY
                      ALLIANZ ALTERITY(TM) VARIABLE ANNUITY
                  ALLIANZ HIGH FIVE(TM) BONUS VARIABLE ANNUITY
                    ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY
                        ALLIANZ ELITE(SM) VARIABLE ANNUITY
                          AS SUPPLEMENTED JUNE 20, 2007
                                       AND
ALLIANZ HIGH FIVE(TM) VARIABLE ANNUITY, AS SUPPLEMENTED JUNE 20 AND JUNE 22,2007
      ALLIANZ VISION(SM) VARIABLE ANNUITY, AS SUPPLEMENTED JUNE 15, JUNE 20,
                          AUGUST 9, AND AUGUST 16, 2007
VALUEMARK(R) II/III AND VALUEMARK(R) IV VARIABLE ANNUITY, AS SUPPLEMENTED MAY 25
                                AND JUNE 20, 2007
                   ALLIANZ CUSTOM INCOME(TM) VARIABLE ANNUITY

                                    ISSUED BY
                 Allianz Life Insurance Company of North America
                                       and
                         Allianz Life Variable Account B



              THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED
                 IN THE PROSPECTUS AND SHOULD BE ATTACHED TO THE
                  PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.



--------------------------------------------------------------------------------
1. THE FOLLOWING INVESTMENT OPTION IS AVAILABLE UNDER YOUR CONTRACT EFFECTIVE SEPTEMBER 25, 2007:

  INVESTMENT OPTION                                     SUBADVISER
  Franklin Templeton VIP Founding Funds Allocation Fund Franklin Advisers,
                                                        Inc.

  THE FOLLOWING IS ADDED TO THE INVESTMENT OPTIONS TABLE IN THE PROSPECTUS:


  ----------------------- ---------------- --------------- ----------------- --------------------------------------------
  INVESTMENT MANAGEMENT
         COMPANY              NAME OF
           AND              INVESTMENT         ASSET                                     PRIMARY INVESTMENTS
    ADVISER/SUBADVISER        OPTION          CATEGORY       OBJECTIVE(S)            (Normal market conditions)
  ----------------------- ---------------- --------------- ----------------- --------------------------------------------
  FRANKLIN TEMPLETON
  ----------------------- ---------------- --------------- ----------------- --------------------------------------------
  Managed by Franklin     Franklin           Specialty     Capital           Invests in Class 1 shares of the Franklin
  Advisers, Inc.          Templeton VIP       (Fund of     appreciation      Income Securities Fund, Mutual Shares
                          Founding Funds       funds)      with income as    Securities Fund, and Templeton Growth
                          Allocation Fund                  a secondary       Securities Fund. These underlying Funds, goal.in
                                                                             turn, invest in a variety of U.S. and foreign
                                                                             equity securities and fixed income and money
                                                                             market securities.
  ----------------------- ---------------- --------------- ----------------- --------------------------------------------



  THE FOLLOWING IS ADDED TO THE TABLE IN THE APPENDIX - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION:

                                ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE
                                        FEE WAIVERS OR EXPENSE REIMBURSEMENTS

                                                                                                            TOTAL ANNUAL
                                                                                                               OPERATING
                                                                                                              EXPENSES
                                                                                                AMOUNT OF       AFTER
                                MANAGEMENT RULE 12B-1 SERVICE    OTHER    ACQUIRED              CONTRACTUAL   CONTRACTUAL
                                                                          FUND FEES             FEE WAIVERS   FEE WAIVERS
                                                                            AND                    AND        OR EXPENSE
   INVESTMENT OPTION              FEES       FEES*      FEES   EXPENSES   EXPENSES   TOTAL    REIMBURSEMENT REIMBURSEMENTS
  -----------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON
  -----------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP          .00         .25        -        .13        .69       1.07        -           1.07
  Founding Funds Allocation
  Fund - Class 2(**)
  -----------------------------------------------------------------------------------------------------------------------

(**) Other expenses are estimated, except for the administration fee, which is based on the contractual amount of 0.10% per year of the fund's average daily net assets. Because fund shares are held by a limited number of insurance company accounts, substantial withdrawals by one or more insurance companies could reduce fund assets, causing total fund expenses to become higher.
Acquired fund fees and expenses are based on the acquired funds' expenses for the fiscal year ended December 31, 2006. While the maximum contractual amount payable under the fund's Class 2 Rule 12b-1 plan is 0.35% per year of the fund's average daily net

                                                       PRO-010-0507 Page 1 of 2




assets, the fund's board of trustees has set the current rate at 0.25% per year through April 30, 2008.

FOR CONTRACTS WITH THE PRIME PLUS BENEFIT OR LIFETIME PLUS BENEFIT, THE FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND IS SUBJECT TO THE ALLOCATION RESTRICTIONS OF GROUP C.

PLEASE SEE THE FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND PROSPECTUS FOR ADDITIONAL INFORMATION REGARDING THE FUND.

2.EFFECTIVE SEPTEMBER 25, 2007, THE ACQUIRED FUNDS MENTIONED BELOW MERGED INTO
  THE CORRESPONDING ACQUIRING FUND AS SHOWN IN THE FOLLOWING TABLE:


---------------------------------------------------- ---------------------------------------------------
               ACQUIRED FUNDS                                         ACQUIRING FUNDS
---------------------------------------------------- ---------------------------------------------------
         AZLSM AIM Basic Value Fund                            AZLSM Van Kampen Comstock Fund
---------------------------------------------------- ---------------------------------------------------
         AZLSM OCC Renaissance Fund                                 AZLSM OCC Value Fund
---------------------------------------------------- ---------------------------------------------------
   AZLSM Van Kampen Aggressive Growth Fund                  AZLSM Van Kampen Mid Cap Growth Fund
---------------------------------------------------- ---------------------------------------------------
   AZLSM Van Kampen Strategic Growth Fund                AZLSM Dreyfus Founders Equity Growth Fund
---------------------------------------------------- ---------------------------------------------------

  At the Special Meeting of Shareholders held on September 19, 2007, shareholders of each of the Acquired Funds in the following table approved an Agreement and Plan of Reorganization (the "Plan") between each Acquired Fund and its corresponding Acquiring Fund. Each of the Acquired Funds and the Acquiring Funds is a series of the Allianz Variable Insurance Products Trust (the "VIP Trust").

  Under the Plan, effective September 25, 2007, a "Reorganization" was completed whereby each Acquiring Fund has acquired all of the assets and assumed all of the liabilities of its corresponding Acquired Fund in exchange for shares of the Acquiring Fund. Shares of each Acquiring Fund have been distributed proportionately to the shareholders of the corresponding Acquired Fund in complete liquidation of the Acquired Fund and the assumption of the Acquired Fund's liabilities.

  As a result of the Reorganizations, all information and references to the Acquired Funds are hereby deleted from the prospectus. Not all of the Investment Options mentioned above are offered through all of our variable products.

                                                       PRO-010-0507 Page 2 of 2

                                   PART B

PART B IS INCORPORATED BY REFERENCE FROM POST-EFFECTIVE AMENDMENT NO. 6 TO REGISTRANT'S FORM N-4, FILED ELECTRONICALLY ON APRIL 23, 2007



                           PART C - OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
a.  Financial Statements

The following financial statements of the Company are included in Part B hereof:
    1.     Report of Independent Registered Public Accounting Firm.
    2.     Consolidated Balance Sheets as of December 31, 2006 and 2005.
    3.     Consolidated Statements of Operations for the years ended December 31, 2006, 2005 and 2004.
    4.     Consolidated Statements of Comprehensive Income for the years ended December 31, 2006, 2005 and 2004.
    5.     Consolidated Statements of Stockholder's Equity for the years ended December 31, 2006, 2005 and 2004.
    6.     Consolidated Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004.
    7.     Notes to Consolidated Financial Statements - December 31, 2006, 2005 and 2004. 8. Supplemental Schedules:
           -   Schedule I - Summary of Investments - Other Than Investments in Related Parties.
           -   Schedule III - Supplemental Insurance Information.
           -   Schedule IV - Reinsurance

The following financial statements of the Variable Account are included in Part B hereof:
    1.     Report of Independent Registered Public Accounting Firm.
    2.     Statements of Assets and Liabilities as of December 31, 2006.
    3.     Statements of Operations for the year or period ended December 31, 2006.
    4.     Statements of Changes in Net Assets for the years or periods ended December 31, 2006 and 2005.
    5.     Notes to Financial Statements - December 31, 2006.

b.  Exhibits

    1.     Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated May 31, 1985(1)
    2.     Not Applicable
    3.a.   Principal Underwriter Agreement by and between North American Life and Casualty Company on behalf of NALAC Financial Plans, Inc. dated
           September 14, 1988.(2) (North American Life and Casualty Company is
           the predecessor to Allianz Life Insurance Company of North America.
           NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor
           Services, LLC, which is the predecessor to Allianz Life Financial
           Services, LLC.)
      b.   Copy of Broker-Dealer Agreement between North American Life and
           Casualty Company and NALAC Financial Plans, Inc. dated November 19,
           1987; Amendment #1 dated April 12, 2000; Amendment #2 dated September
           30, 2002; Amendment #3 dated October 1, 2003. (15) (North American
           Life and Casualty Company is the predecessor to Allianz Life
           Insurance Company of North America. NALAC Financial Plans, Inc, is
           the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)
      c.   Form of General Agency Agreement with Allianz Life Financial Services, LLC. (13)
    4.a.   Individual Variable Annuity Contract - L40432(7)
      b.   Contract Schedule Page - S40252AA(12)
      c.   GAV Benefit Endorsement - S40253(7)
      d.   Fixed Account with a MVA Endorsement - S40709-2A(12)
      e.   Traditional GMDB Endorsement - S40251(7)
      f.   Enhanced GMDB Endorsement - S40250(7)
      g.   GMIB Endorsement - S40258(7)
      h.   Increased Annuity Payment Benefit Endorsement - S20220(7)
      i.   Waiver of Withdrawal Charge Endorsement - S40255(8)
      j.   GWB Endorsement - S40254(11)
      k.   Inherited IRA/Roth IRA Endorsement - S40713(11)
      l.   MVA Amendment Endorsement - S40740(16)
    5.     Application for Individual Variable Annuity Contract - F40429(7)
    6.     (i) Copy of Certificate of the Amendment of Charter of the Company
           dated October 5, 1988 and the Declaration of Intention and Charter
           dated August 26, 1996(13)
           (ii) Copy of the Restated Bylaws of the Company (as amended October 2, 1996)(13)
    7.     Not Applicable
    8.a.   Copy of Administrative Services between AIM Advisors, Inc. and
           Allianz Life Insurance Company of North America, dated 7/27/1999(15)
      b.   Copy of Participation Agreement between AIM Variable Insurance Funds,
           Inc., Allianz Life Insurance Company of North America and NALAC
           Financial Plans LLC, dated 7/27/1999(3)
      c.   Copy of Amendments to Participation Agreement between AIM Variable
           Insurance Funds, Inc., Allianz Life Insurance Company of North
           America and Allianz Life Financial Services, LLC (formerly NALAC
           Financial Plans LLC and formerly USAllianz Investor Services, LLC, dated 5/1/02, 5/1/05, 5/1/06(15)
      d.   Copy of Participation Agreement between Davis Variable Account Fund,
           Inc., Davis Distributors, LLC and Allianz Life Insurance Company of
           North America, dated 11/1/1999(4)
      e.   Copy of Amendments to Participation Agreement between Davis Variable
           Account Fund, Inc., Davis Distributors, LLC and Allianz Life
           Insurance Company of North America dated 2/1/00, 11/5/01, 5/1/02,
           5/1/03, 4/30/04, 4/29/05,5/1/06(15)
      f.   Copy of Administrative Services Agreement between The Dreyfus
           Corporation and Allianz Life Insurance Company of North America,
           dated 5/1/2002(15)
      g.   Copy of Amendments to Administrative Services Agreement between The
           Dreyfus Corporation and Allianz Life Insurance Company of North
           America, dated 8/7/02, 10/16/06(15)
      h.   Copy of Disribution/12 b-1 Letter Agreement between Dreyfus Service
           Corporation and USAllianz Investor Services, LLC (predecessor to
           Allianz Life Financial Services, LLC.), dated 5/1/2002(15)
      i.   Copy of Fund Participation Agreement between Allianz Life Insurance
           Company of North America, Dreyfus Investment Portfolios and The
           Dreyfus Life and Annuity Index Fund, dated 5/1/2002(6)
      j.   Copy of Amendment to Fund Participation Agreement between Allianz
           Life Insurance Company of North America, Dreyfus Investment
           Portfolios and the Dreyfus Stock Index Fund, Inc., dated 5/1/2006(15)
      k.   Copy of Administrative Services Agreement between Franklin Templeton
           Services LLC and Allianz Life Insurance Company of North America,
           dated 10/1/2003(10)
      l.   Copy of Amendments to Administrative Services Agreement between
           Franklin Templeton Services LLC and Allianz Life Insurance Company of
           North America, dated 9/12/05, 10/3/05, 5/1/06(15)
      m.   Copy of Participation Agreement between Franklin Templeton Variable
           Insurance Products Trust, Franklin/Templeton Distributors, Inc.,
           Allianz Life Insurance Company of North America and USAllianz
           Investor Services, LLC (the predecessor to Allianz Life Financial
           Services, LLC.), and dated 10/1/2003(10)
      n.   Copy of Amendments to Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Allianz Life Insurance Company of North America
           and USAllianz Investor Services, LLC (the predecessor to Allianz Life
           Financial Services, LLC.), dated 5/3/04, 4/29/05, 5/1/06(15)
      o.   Copy of Participation Agreement between Premier VIT, Allianz Life
           Insurance Company of North America and Allianz Global Investors
           Distributors LLC, dated 5/1/2006(14)
      p.   Copy of Administrative Service Agreement between OpCap Advisors LLC and Allianz Life Insurance Company of North America, dated
           5/1/2006(14)
      q.   Copy of Administrative Support Service Agreement between
           OppenheimerFunds, Inc. and Allianz Life Insurance Company of North
           America, dated 12/1/1999(9)
      r.   Copy of Amendment to Administrative Support Service Agreement between
           OppenheimerFunds, Inc. and Allianz Life Insurance Company of North
           America, dated 2/1/00(15)
      s.   Copy of Participation Agreement between Oppenheimer Variable Account
           Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of
           North America, dated 12/1/1999(4)
      t.   Copy of Amendments to Participation Agreement between Oppenheimer
           Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life
           Insurance Company of North America, dated 2/1/00, 5/1/02, 4/30/04,
           4/29/05, 5/1/06(15)
      u.   Copy of Amended and Restated Services Agreement between Pacific
           Investment Management Company LLC and Allianz Life Insurance Company
           of North America, dated 01/01/2007(15)
      v.   Copy of Participation Agreement between Allianz Life Insurance
           Company of North America, PIMCO Variable Insurance Trust, and PIMCO
           Funds Distributors LLC, dated 12/1/1999(4)
      w.   Copy of Amendments to Participation Agreement between Allianz Life
           Insurance Company of North America, PIMCO Variable Insurance Trust,
           and PIMCO Funds Distributors LLC, dated 4/1/00, 11/5/01, 5/1/02,
           5/1/03, 4/30/04, 4/29/05(15)
      x.   Copy of Distribution Services Agreement between Allianz Life
           Insurance Company of North America and Allianz Global Investors
           Distributors, LLC, dated 01/01/2007(15)
      y.   Copy of Services Agreement between Prudential Investment Management
           Services LLC and Allianz Life Insurance Company of North America,
           dated 12/15/2000(9)
      z.   Copy of Amendment to Services Agreement between Prudential Investment
           Management Services LLC and Allianz Life Insurance Company of North
           America, dated 9/9/2002(15)
      aa.  Copy of Fund Participation Agreement between Allianz Life Insurance
           Company of North America, The Prudential Series Fund, Inc.,
           Prudential Investments Fund Management LLC, and Prudential Investment
           Management Services, LLC, dated 12/15/2000(5)
      ab.  Copy of Service Agreement between J.& W. Seligman & Co. Incorporated and Allianz Life Insurance Company of North America, dated
           12/16/1999(9)
      ac.  Copy of Fund Participation Agreement between Seligman Portfolios,
           Inc. and Allianz Life Insurance Company of North America, dated
           12/1/1999(4)
      ad.  Copy of Amendments to Participation Agreement between Seligman
           Portfolios, Inc. and Allianz Life Insurance Company of North America,
           dated 2/1/00, 5/1/02, 5/1/03, 4/30/04, 5/1/06(15)
      ae.  Copy of Service Agreement between Van Kampen Asset Management Inc.
           and Allianz Life Insurance Company of North America, dated
           11/15/1999(15)
      af.  Copy of Amendment to Service Agreement between Van Kampen Asset
           Management Inc. and Allianz Life Insurance Company of North America,
           dated 2/1/2000(15)
      ag.  Copy of Fund Participation Agreement between Allianz Life Insurance
           Company of North America, Van Kampen Life Investment Trust, Van
           Kampen Funds Inc., and Van Kampen Asset Management, Inc., dated
           5/1/2001(6)
      ah.  Copy of Amendments to Participation Agreement between Allianz Life
           Insurance Company of North America, Van Kampen Life Investment Trust,
           Van Kampen Funds Inc., and Van Kampen Asset Management Inc. and,
           dated 5/1/02, 5/1/03(15)
      ai.  Copy of Amended and Restated Participation Agreement between
           USAllianz Variable Insurance Products Trust, Allianz Life Insurance
           Company of North America and BISYS Fund Services Limited Partnership,
           dated 12/2/2004(10)
      aj.  Copy of Amendments to Participation Agreement between USAllianz
           Variable Insurance Products Trust, Allianz Life Insurance Company of
           North America and BISYS Fund Services Limited Partnership, dated
           4/29/05, 11/29/06(15)
    9.     Opinion and Consent of Counsel*
    10.    Consent of Independent Registered Public Accounting Firm*
    11.    Not Applicable
    12.    Not Applicable
    13.    Power of Attorney(17)

* Filed herewith

(1) Incorporated by reference from Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on June 25, 1996.
(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on December 13, 1996.
(3) Incorporated by reference from Post-Effective Amendment No 7.to Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on November 12, 1999.
(4) Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed December 30, 1999.
(5) Incorporated by reference from Post-Effective Amendment No. 2 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 15, 2000.
(6) Incorporated by reference from Post-Effective Amendment No. 3 to Registrant's Allianz Life Variable Account A's Form N-6 (File Nos. 333-60206 and 811-04965) electronically filed on January 6, 2003.
(7) Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618) electronically filed on September 9, 2002.
(8) Incorporated by reference from Post-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618) electronically filed on April 25, 2003.
(9) Incorporated by reference from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 26, 2004.
(10) Incorporated by reference from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618) electronically filed on March 30, 2005.
(11) Incorporated by reference from Pre-Effective Amendment No.3 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618) electronically filed on April 27, 2005.
(12) Incorporated by reference from Pre-Effective Amendment No.4 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618) electronically filed on April 27, 2006.
(13)Incorporated by reference from the Initial Registration Statement to Registrant's Form N-4 (file Nos. 333-134267 and 811-05618 electronically filed on May 19, 2006.
(14)Incorporated by reference from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618) electronically filed on September 25, 2006.
(15)Incorporated by reference from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 23, 2007.
(16)Incorporated by reference from Post-Effective Amendment No. 6 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618) electronically filed on April 23, 2007.
(17)Incorporated by reference from Registrant's Form N-4 (File Nos. 333-145866 and 811-05618) electronically filed on September 4, 2007.




ITEM 25. OFFICERS AND DIRECTORS OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA. Unless noted otherwise, all officers and directors have the following principal business address:
                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

The following are the Officers and Directors of the Company:
     -------------------------------------------------- ------------------------------------------------------
            NAME AND PRINCIPAL BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH DEPOSITOR
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Charles M. Kavitsky                                Director
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Jill E. Paterson                                   Director, Executive Vice President and Chief Financial Officer
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Gary C. Bhojwani                                   Director, President and Chief Executive Officer
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Neil H. McKay                                      Senior Vice President and Chief Actuary
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Volker Stueven                                     Senior Vice President, Chief Risk Officer
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Jan R. Carendi                                     Director and Chairman of the Board
     Allianz AG
     Koenigin Strasse 28
     D-80802
     Munich, Germany
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Dr. Helmut Perlet                                  Director Allianz AG (Holding)
     Koniginstr 28
     80802 Munchen
     Germany
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Peter Huehne                                       Director
     Fireman's Fund Insurance Co.
     777 San Marin Drive
     Novato, CA 94998
     -------------------------------------------------- ------------------------------------------------------


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Insurance Company organizational chart is incorporated by reference from Post-Effective Amendment No. 8 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 24, 2003.

ITEM 27. NUMBER OF CONTRACT OWNERS
As of August 31, 2007 there were 36,969 qualified Contract Owners and 22,413 non-qualified Contract Owners with Contracts in the separate account.

ITEM 28. INDEMNIFICATION
The Bylaws of the Insurance Company provide:
    ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
        SECTION 1. RIGHT TO INDEMNIFICATION:
        (a)Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:
           (i) a director of the Corporation; or
           (ii) acting in the course and scope of his or her duties as an officer or employee of the Corporation; or (iii) rendering Professional Services at the request of and for the benefit of the Corporation; or (iv) serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").
        (b)Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances: (i) in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors; (ii) if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful; (iii) for acts or omissions involving intentional misconduct or knowing and culpable violation of law; (iv) for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person; (v) for any transaction for which the Indemnified Person derived an improper personal benefit; (vi) for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders; (vii) for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders; (viii) in circumstances where indemnification is prohibited by applicable law;
           (ix) in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.
        SECTION 2. SCOPE OF INDEMNIFICATION:
        (a)Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.
        (b)Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.
        (c)Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.
        SECTION 3. DEFINITIONS:
        (a)"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of North America and all of its subsidiaries.
        (b)"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.
        (c)"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS
a. Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
                         Allianz Life Variable Account A
                      Allianz Life of NY Variable Account C

b. The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

Name                        Positions and Offices with Underwriter
----------------------      -----------------------------------------------------------------------
Robert DeChellis           Chief Manager, Chief Executive Officer, President and Governor

Angela Wilson              Chief Financial Officer and President

Catherine Q. Farley        Senior Vice President

Corey J. Walther           Senior Vice President

Dave Schliesman            Senior Vice President

Jeffrey W. Kletti          Senior Vice President

Wayne Peterson             Vice President and Chief Compliance Officer

Stewart D. Gregg           Vice President and Secretary

Carol Dunn                 Assistant Secretary


c.
For the period 1-1-2006 to 12-31-2006:
------------------------------------ --------------------- --------------------- --------------------- ---------------------
   NAME OF PRINCIPAL UNDERWRITER       NET UNDERWRITING      COMPENSATION ON          BROKERAGE            COMPENSATION
                                        DISCOUNTS AND
                                         COMMISSIONS            REDEMPTION           COMMISSIONS
------------------------------------ --------------------- --------------------- --------------------- ---------------------
------------------------------------ --------------------- --------------------- --------------------- ---------------------
Allianz Life Financial Services,LLC      $208,081,442.45              $0                    $0                    $0
------------------------------------ --------------------- --------------------- --------------------- ---------------------

The $208,081,442.45 that Allianz Life Financial Services, LLC received from Allianz Life as commissions on the sale of Contracts was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
5701 Golden Hills Drive, Minneapolis, Minnesota 55416 and Delaware Valley Financial Services, Allianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES
Not Applicable

ITEM 32. UNDERTAKINGS
a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.
b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
    (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                                 REPRESENTATIONS
Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
    Section 403(b)(11) to the attention of the potential participants;
4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 25th day of September, 2007.


                                  ALLIANZ  LIFE
                                  VARIABLE  ACCOUNT  B
                                  (Registrant)


                                  By:  ALLIANZ  LIFE  INSURANCE COMPANY
                                       OF  NORTH  AMERICA
                                          (Depositor)

                                  By: /S/ STEWART D. GREGG
                                     --------------------------------
                                          Stewart D. Gregg
                                          Senior Securities Counsel

                                  ALLIANZ  LIFE  INSURANCE  COMPANY
                                  OF  NORTH  AMERICA
                                   (Depositor)

                                   By:     GARY C. BHOJWANI*
                                      ------------------------------
                                           Gary C. Bhojwani
                                    President Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 25th day of September, 2007.

Signature  and  Title

Jan R. Carendi*            Director and Chairman of the Board
Jan R. Carendi

Gary C. Bhojwani*          Director, President and Chief Executive Officer
Gary C. Bhojwani

Jill E. Paterson*          Director, Executive Vice President and
Jill E. Paterson           Chief Financial Officer

__________________         Director
Peter Huehne

__________________         Director
Dr. Helmut Perlet

Charles Kavitsky*          Director
Charles Kavitsky



                               *By    Power of Attorney filed as Exhibit 13
                                      to this Registration Statement


                                By: /S/ STEWART D. GREGG
                                    --------------------
                                    Stewart D. Gregg
                                    Senior Securities Counsel

                   EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 7
                                       TO
                                    FORM N-4
                       (FILE NOS. 333-90260 AND 811-05618)
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                INDEX TO EXHIBITS

EX-99.B9       Opinion and Consent of Counsel
EX-99.B10      Consent of Independent Registered Public Accounting Firm